CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (Q2) - USD ($)	3 Months Ended	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Number of Shares [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance (in shares)	11,768,884	11,638,713	11,457,742
Shares issued for warrant exercises (in shares)		91,760	180,971
Conversion of mandatory convertible debentures (in shares)		22,448
Shares for settlement of debt (in shares)	3,413,000	3,428,963
Shares issued in connection with RTO (in shares)	5,159,209	5,159,209
Shares issued for acquisition of associate (in shares)	2,000,000	2,000,000
Shares issued for PIPE financing (in shares)	1,694,808	1,694,808
Shares issued for carbon credit purchases (in shares)	3,249,876	3,249,876
Shares issued for ELOC commitment (in shares)	500,000	500,000
Shares issued for services (in shares)	557,290	557,290
Ending balance (in shares)	28,343,067	28,343,067	11,638,713
Additional Paid-in Capital [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	$ 13,561,064	$ 13,321,266	$ 11,883,289
Share based compensation - RSUs	119,362	245,705	351,712
Share based compensation - Options	(33,702)	47,191	434,605
Warrants reclassified to liabilities on change in functional currency		(454,571)
Stock options reclassified to liabilities on RTO	(330,090)	(330,090)
Conversion option derivative transferred to equity	266,000	266,000
Gain on modification of debt with related parties	582,167	582,167
Recapitalization on RTO	(23,548,887)	(23,548,887)
Shares issued for warrant exercises		389,729	176,113
Conversion of mandatory convertible debentures		49,500
Shares for settlement of debt	10,841,008	10,888,912
Shares issued in connection with RTO	3,147,117	3,147,117
Shares issued for acquisition of associate	1,220,000	1,220,000
Shares issued for PIPE financing	2,250,000	2,250,000
Shares issued for carbon credit purchases	1,982,424	1,982,424
Shares issued for ELOC commitment	305,000	305,000
Shares issued for services	585,155	585,155
Foreign currency translation	0	0	0
Net loss	0	0	0
Ending balance	10,946,618	10,946,618	12,845,719
Accumulated Deficit [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	(25,782,663)	(21,726,229)	(11,854,481)
Share based compensation - RSUs	0	0	0
Share based compensation - Options	0	0	0
Warrants reclassified to liabilities on change in functional currency		0
Stock options reclassified to liabilities on RTO	0	0
Conversion option derivative transferred to equity	0	0
Gain on modification of debt with related parties	0	0
Recapitalization on RTO	0	0
Shares issued for warrant exercises		0	0
Conversion of mandatory convertible debentures		0
Shares for settlement of debt	0	0
Shares issued in connection with RTO	0	0
Shares issued for acquisition of associate	0	0
Shares issued for PIPE financing	0	0
Shares issued for carbon credit purchases	0	0
Shares issued for ELOC commitment	0	0
Shares issued for services	0	0
Foreign currency translation	0	0	0
Net loss	(4,557,626)	(8,614,060)	(5,110,574)
Ending balance	(30,340,289)	(30,340,289)	(16,965,055)
Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	45,048	43,553	(83,570)
Share based compensation - RSUs	0	0	0
Share based compensation - Options	0	0	0
Warrants reclassified to liabilities on change in functional currency		0
Stock options reclassified to liabilities on RTO	0	0
Conversion option derivative transferred to equity	0	0
Gain on modification of debt with related parties	0	0
Recapitalization on RTO	0	0
Shares issued for warrant exercises		0	0
Conversion of mandatory convertible debentures		0
Shares for settlement of debt	0	0
Shares issued in connection with RTO	0	0
Shares issued for acquisition of associate	0	0
Shares issued for PIPE financing	0	0
Shares issued for carbon credit purchases	0	0
Shares issued for ELOC commitment	0	0
Shares issued for services	0	0
Foreign currency translation	313	1,808	(40,936)
Net loss	0	0	0
Ending balance	45,361	45,361	(124,506)
Beginning balance	(12,176,551)	(8,361,410)	(54,762)
Share based compensation - RSUs	119,362	245,705	351,712
Share based compensation - Options	(33,702)	47,191	434,605
Warrants reclassified to liabilities on change in functional currency		(454,571)
Stock options reclassified to liabilities on RTO	(330,090)	(330,090)
Conversion option derivative transferred to equity	266,000	266,000
Gain on modification of debt with related parties	582,167	582,167
Recapitalization on RTO	(23,548,887)	(23,548,887)
Shares issued for warrant exercises		389,729	176,113
Conversion of mandatory convertible debentures		49,500
Shares for settlement of debt	10,841,008	10,888,912
Shares issued in connection with RTO	3,147,117	3,147,117
Shares issued for acquisition of associate	1,220,000	1,220,000
Shares issued for PIPE financing	2,250,000	2,250,000
Shares issued for carbon credit purchases	1,982,424	1,982,424
Shares issued for ELOC commitment	305,000	305,000
Shares issued for services	585,155	585,155
Foreign currency translation	313	1,808	(40,936)
Net loss	(4,557,626)	(8,614,060)	(5,110,574)
Ending balance	$ (19,348,310)	$ (19,348,310)	$ (4,243,842)